Related Party Transactions - Summary of Remuneration of Directors and Other Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries, Director fees and other short-term benefits	$ 5	$ 4
Post-employment compensation	1	1
Share-based payments	$ 7	$ 6